STOCKHOLDERS' EQUITY (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Remaining Contractual Life
Granted	10 years
Company Warrants
Number Warrants
Balance Beginning	12,193,499	3,057,627
Warrants Granted	2,100,000	17,332,500	3,057,627
Exercised		(8,145,486)
Expired
Cancelled		(51,142)
Balance ending	14,293,499	12,193,499	3,057,627
Vested and exercisable	12,149,559	11,784,408	2,254,758
Weighted Average Exercise Price
Balance Beginning	$ 1.63	$ 0.36
Warrants Granted	$ 2.72	$ 1.26	$ 0.39
Exercised		$ 0.38
Cancelled		$ 0.24
Exercise Price	$ 1.79	$ 1.63	$ 0.36
Vested and exercisable	$ 1.67	$ 1.69	$ 0.37
Weighted Average Remaining Contractual Life
Weighted average contractual life	4 years 9 months 18 days	8 years 8 months 15 days
Granted	7 years 8 months 12 days	5 years	8 years 8 months 15 days
Weighted average contractual life	4 years 9 months 18 days	4 years 9 months 18 days	8 years 8 months 15 days
Vested and exercisable	4 years 8 months 12 days	4 years 8 months 12 days	5 years 7 months 15 days
Aggregate Intrinsic Value
Warrants outstanding, beginning	$ 17,971,994	$ 3,483,691
Warrants granted	867,000	31,891,150	3,483,691
Warrants outstanding, ending	17,985,449	17,971,994	3,483,691
Vested and Exercisable	$ 16,540,175	$ 16,859,266	$ 2,361,339